Cover Page	Nov. 05, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	BECTON, DICKINSON AND COMPANY
Entity Central Index Key	0000010795
Amendment Flag	false
Entity Incorporation, State or Country Code	NJ
Entity File Number	001-4802
Entity Tax Identification Number	22-0760120
Entity Address, Address Line One	1 Becton Drive,
Entity Address, City or Town	Franklin Lakes,
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07417-1880
City Area Code	(201)
Local Phone Number	847-6800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	Common stock, par value $1.00
Trading Symbol	BDX
Security Exchange Name	NYSE
Notes 1.900% due December 15, 2026 | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	1.900% Notes due December 15, 2026
Trading Symbol	BDX26
Security Exchange Name	NYSE
Notes 1.213% due February 12, 2036 | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	1.213% Notes due February 12, 2036
Trading Symbol	BDX/36
Security Exchange Name	NYSE
Notes 3.519% due February 8, 2031 | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	3.519% Notes due February 8, 2031
Trading Symbol	BDX31
Security Exchange Name	NYSE
Notes 3.828% due June 7, 2032 | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	3.828% Notes due June 7, 2032
Trading Symbol	BDX32A
Security Exchange Name	NYSE
Notes 3.855% due May 20, 2033 | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	3.855% Notes due May 20, 2033
Trading Symbol	BDX33A
Security Exchange Name	NYSE